INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2018	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2019
Cost
Development	5,090	184	(41)	(1)	-	(3,213)	434	2,453
Customer base	262,927	-	-	-	-	(5,202)	5,226	262,951
Software	194,966	1,065	(2,771)	507	12,623	(7,371)	2,386	201,405
Other intangible assets	69,062	-	(1,410)	52	-	(6,336)	279	61,647
Work in progress	1,089	-	(25)	(505)	-	(459)	-	100
Total cost	533,134	1,249	(4,247)	53	12,623	(22,581)	8,325	528,556
Accumulated amortization
Development	(647)	(154)	41	-	-	251	(148)	(657)
Customer base	(143,290)	(22,570)	-	(234)	-	2,083	(1,434)	(165,445)
Software	(113,845)	(25,025)	2,212	-	-	2,425	(370)	(134,603)
Other intangible assets	(40,159)	(9,477)	83	181	-	4,705	(223)	(44,890)
Total accumulated amortization	(297,941)	(57,226)	2,336	(53)	-	9,465	(2,175)	(345,594)
Impairment	(23,991)	-	-	-	-	1,070	-	(22,921)
Net intangible assets	211,202	(55,977)	(1,911)	-	12,623	(12,046)	6,150	160,041

	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2018
Cost
Development	4,696	2,081	(777)	-	(4,193)	2,852	431	5,090
Customer base	291,898	-	(411)	-	-	(38,285)	9,725	262,927
Software	158,035	53,035	(676)	5,182	7,618	(30,591)	2,363	194,966
Other intangible assets	65,253	6,091	(1,007)	(820)	2,679	(3,410)	276	69,062
Work in progress	462	927	-	-	244	(544)	-	1,089
Total cost	520,344	62,134	(2,871)	4,362	6,349	(69,979)	12,795	533,134
Accumulated amortization
Development	(691)	(181)	14	-	-	727	(516)	(647)
Customer base	(133,658)	(23,423)	150	-	-	18,461	(4,820)	(143,290)
Software	(93,905)	(28,992)	48	-	-	10,269	(1,265)	(113,845)
Other intangible assets	(37,517)	(6,085)	1,153	-	-	2,998	(708)	(40,159)
Total accumulated amortization	(265,771)	(58,681)	1,365	-	-	32,455	(7,309)	(297,941)
Impairment	(24,469)	(626)	-	-	-	1,104	-	(23,991)
Net intangible assets	230,104	2,827	(1,506)	4,362	6,349	(36,420)	5,486	211,202